Rule 497(e)
                                                       Registration No. 33-8982
Dear Shareholder:

The Victory Funds Prospectuses are being revised. Effective October 1, 1997, Key Asset Management Inc. will assume the duties of sub-administrator to the Funds. Shareholders will not pay additional fees because of this change. Effective September 1, 1997, the sales charge for the Fund has been changed. This Supplement also provides additional information related to securities lending. This information is important and should be kept with a copy of your Prospectus.
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                               The Victory Funds

                         The Real Estate Investment Fund

                      Supplement Dated September 1, 1997
      to the Prospectus Dated March 1, 1997, as Supplemented April 30, 1997

The Victory Real Estate Investment Fund Prospectus is supplemented as follows:

1. The paragraph under "Fees and Expenses" on page 3 is revised as follows:

You may pay a sales charge of up to 5.75% of the offering price, depending on the amount you invest. You also will incur expenses for investment advisory, administrative, and shareholder services, all of which are included in the Fund's expense ratio.

2. The table on page 4 titled "General Information about The Real Estate Investment Fund" is replaced as follows:

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                           GENERAL INFORMATION ABOUT THE REAL ESTATE INVESTMENT FUND
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                Inception Date                                                4/30/97
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                Estimated Annual Expenses After Waivers and                     0%
                Reimbursements (as a percentage of net assets)
                -------------------------------------------------- ------------------------------
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                Maximum Sales Charge                                           5.75%
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3. On page 6, the first table under "Fund Expenses" is replaced as follows:

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           Shareholder Transaction Expenses*                                 Class A Shares
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           Maximum Sales Charge Imposed on Purchases                             5.75%
           (as a percentage of offering price)
           ---------------------------------------------------- -----------------------------------------
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           Sales Charge Imposed on Reinvested Dividends                           NONE
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           Deferred Sales Charge                                                  NONE
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           Redemption Fees                                                        NONE
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           Exchange Fees                                                          NONE
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         *You may be  charged  additional  fees if you  purchase,  exchange,  or redeem shares through a broker or agent.

4. The last paragraph and table on page 6 is replaced with the following:

         EXAMPLE: You would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                      ---------------------- ------------------ ---------------
                                                  1 Year           3 Years
                      ---------------------- ------------------ ---------------
                      ---------------------- ------------------ ---------------
                      Class A Shares                $58              $58
                      ---------------------- ------------------ ---------------

5. The table under "Calculation of Sales Charges" on page 12 is revised as follows:


                                            Sales Charge            Sales Charge            Dealer Reallowance
Your investment                              as a % of               as a % of                 as a % of the
                                           Offering Price         Your Investment             Offering Price
-------------------------------------- ----------------------- ----------------------- ------------------------------
-------------------------------------- ----------------------- ----------------------- ------------------------------
Up to $50,000                                  5.75%                   6.10%                       5.00%
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$50,000 up to $100,000                         4.50%                   4.71%                       4.00%
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$100,000 up to $250,000                        3.50%                   3.63%                       3.00%
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$250,000 up to $500,000                        2.50%                   2.56%                       2.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
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$500,000 up to $1,000,000                      2.00%                   2.04%                       1.75%
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-------------------------------------- ----------------------- ----------------------- ------------------------------
$1,000,000 and above*                          0.00%                   0.00%                         *
-------------------------------------- ----------------------- ----------------------- ------------------------------

*There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

6. Effective October 1, 1997, under "Organization and Management of the Funds," the first paragraph on page 18 in the subtopic "The Administrator, Distributor, and Fund Accountant" should be replaced with the following:

BISYS Fund Services is the Administrator and the Distributor. BISYS is paid a fee at the following annual rate based on the Fund's average daily net assets as the Administrator: .15% for portfolio assets of $300 million and less, .12% for the next $300 million through $600 million of portfolio assets; and .10% for portfolio assets greater than $600 million. Under a Sub-Administration Agreement, BISYS pays Key Asset Management Inc. to perform some of the administrative duties for the Fund. BISYS pays Key Asset Management Inc. a sub-administration fee at an annual rate of up to .05% of the Fund's average daily net assets. BISYS does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Fund's Accountant.

7. On the bottom of page 22 under the heading, "Other Securities and Investment Practices," the information in the table under "Securities Lending" should be revised by adding the following sentence at the end of the paragraph, and a new category, "Investment Company Securities," should also be added to the table:

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                                                                                       Real Estate
       List of Allowable Investments and Investment Practices (continued)            Investment Fund
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        SECURITIES  LENDING.  In order to generate additional income, a Fund may lend its portfolios  securities.  A Fund will receive collateral for the value of the security plus any interest due. A Fund only will enter into
        33 1/3% loan  arrangements with entities that the Adviser has determined are  creditworthy.  Subject to the receipt of exemptive  relief from the
        SEC, Key Trust Company of Ohio,  N.A., the lending agent, may earn a fee based on the amount of income earned on the investment of collateral.

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       INVESTMENT COMPANY SECURITIES.  Shares of other mutual funds with similar investment objectives.  The following limitations apply:  (1) No more
       than 5% of the Fund's total assets may be invested in one mutual fund,               5%
       (2) a Fund and its affiliates may not own more than 3% of the securities             3%
       of any one mutual fund, and (3) no more than 10% of the Fund's total                10%
       assets may be invested in combined mutual fund holdings.
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Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Fund at 800-KEY-FUND(R).



                                  VF-REIF-SUP1